Income Taxes - Reconciliation of Total Income Tax Provision (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the total income tax provision tax rate [Abstract]
Income tax expense (benefit) at federal statutory rate	(21.00%)	(34.00%)
Income tax expense (benefit) at state statutory rate	(8.20%)	(6.70%)
Change in valuation allowance	35.80%	(324.50%)
Change in state rate	(0.10%)	(1.50%)
Permanent interest adjustments	0.70%	0.40%
Stock compensation	1.80%	5.20%
Research credit	(1.40%)	(1.90%)
Foreign rate differential		350.40%
NOLs expiring and adjustments to NOL		12.10%
Mark to market adjustment	(5.30%)
Other, net	(2.30%)	0.50%
Total income tax provision	0.00%	0.00%